Investments - Investment balances (Details)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Investments
Total short-term investments	$ 687,021	¥ 4,723,612	¥ 23,203,612
Long-term investments	8,573,922	58,950,000	50,450,000
Total investments	9,260,943	63,673,612	73,653,612
Debt securities
Investments
Total short-term investments	687,021	4,723,612	8,403,612
Equity securities
Investments
Total short-term investments			14,800,000
Long-term investments	$ 8,573,922	¥ 58,950,000	¥ 50,450,000